CAPITAL STOCK (Details) - shares	3 Months Ended				12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
CAPITAL STOCK
Common shares equivalents, beginning balance	9,475,198	4,475,198	3,515,198	2,895,198	534,000
Common shares equivalents issued	1,180,000	5,000,000		620,000	2,361,198
Exercise of warrants in connection with Warrant Exercise Agreements dated May 8, 2019			(960,000)
Issuance of New Warrants in connection with Warrant Exercise Agreements dated May 8, 2019			1,920,000
Common shares equivalents, Ending balance	10,655,198	9,475,198	4,475,198	3,515,198	2,895,198